Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Leasehold Improvements	$ 502,155		$ 502,155		$ 482,170
Depreciation expense	$ 36,762	$ 1,377	$ 76,341	$ 1,377	$ 3,790	$ 0